Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Commitments And Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 1,845,000	¥ 615,000
Carrying amounts of derivatives that are deemed to guarantees	1,815,000	583,000
Allowance for credit losses on off-balance-sheet instruments	(500)	27,080	¥ 9,585
Other Liabilities
Commitments And Contingencies Disclosure [Line Items]
Allowance for credit losses on off-balance-sheet instruments	¥ 116,000	¥ 115,000